                           GLOBAL SMALL CAP FUND INC.
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 11, 1996 (the 'Special Meeting'), shareholders of Global Small Cap Fund Inc. ('Fund') will be asked to approve changes to the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Fund's Statement of Additional Information entitled 'Investment
Limitations':

     The Fund will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Fund's shareholders, the Fund would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Fund's current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval.

     The Fund will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

Dated: March 1, 1996

                   TRIPLE A AND GOVERNMENT SERIES--1997, INC.
               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. FUNDAMENTAL INVESTMENT RESTRICTIONS. At a special meeting of shareholders scheduled for April 11, 1996 (the 'Special Meeting'), shareholders of Triple A and Government Series--1997, Inc. ('Series') will be asked to approve changes to the Series' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the section in the Series' Statement of Additional Information entitled 'Investment Limitations':

     The Series will not:

          (1) purchase securities of any one issuer if, as a result, more than 5% of the Series' total assets would be invested in securities of that issuer or the Series would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Series' total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

              The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

          (2) purchase any security if, as a result of that purchase, 25% or more of the Series' total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and except that the Series, under normal circumstances, will invest 25% or more of its total assets in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation.

          (3) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Series' total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Series may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

          (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

          (5) engage in the business of underwriting securities of other issuers, except to the extent that the Series might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

          (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Series may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Series may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

2. NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. If the foregoing fundamental restrictions are approved by the Series' shareholders, the Series would become subject to the non-fundamental investment restrictions listed below. These non-fundamental restrictions would replace certain of the Series' current fundamental restrictions and would be in addition to the non-fundamental policies and restrictions already described in the Statement of Additional Information.

     The following investment restrictions are not fundamental and may be changed by the Series' Board of Directors without shareholder approval.

     The Series will not:

          o purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Series may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


          o engage in short sales of securities or maintain a short position, except that the Series may (a) sell short 'against the box' and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          o invest in oil, gas or mineral exploration or development programs or leases, except that investments in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated from such programs or leases are not subject to this prohibition.

          o purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

Dated: March 1, 1996

                                       2